Fees Summary	Oct. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 250,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	21,750.00
Total Offset Amount	12,514.50
Net Fee	$ 9,235.50
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A